Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2022
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	2022	2021	2020
Interest expense	56,673	39,131	50,611
Less: Interest capitalized	(1,219)	(718)	(996)
Interest expense, net	55,454	38,413	49,615
Bunker swap, put and call options cash settlements	(9,912)	(448)	7,568
Bunker put options premium	—	(35)	1,246
Amortization of deferred finance costs	4,052	3,246	3,782
Bank charges	410	164	277
Discount of long-term receivables	350	603	2,435
Amortization of deferred gain on termination of financial instruments	(618)	—	—
Change in fair value of non-hedging financial instruments	517	(10,536)	5,656
Net total	50,253	31,407	70,579